Performance Management - AUER GROWTH FUND	Mar. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (years ended December 31st)

Bar Chart [Heading]	Year-by-Year Total Return as of December 31st
Bar Chart [Table]

Bar Chart Closing [Text Block]	Best/Worst quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2020, 22.20%
Worst Quarter:	1st Quarter, 2020, (34.91)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (as of December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Five Years	Ten Years
Auer Growth Fund
Before Taxes	11.31%	16.16%	9.09%
After Taxes on Distributions	4.01%	13.80%	7.98%
After Taxes on Distributions and Sale of Fund Shares	8.30%	12.26%	7.08%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

(1)	The S&P 500® Index (the “Index”) is a widely recognized unmanaged index of large-cap U.S. equity securities and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index includes 500 leading companies and covers approximately 80% of available market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837), a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at https://sbauerfunds.com.

Performance Availability Website Address [Text]	https://sbauerfunds.com
Performance Availability Phone [Text]	(888) 711-AUER (2837